Investment in an Associate	12 Months Ended
Dec. 31, 2023
Investment in an Associate [Abstract]
INVESTMENT IN AN ASSOCIATE

NOTE 14. INVESTMENT IN AN ASSOCIATE

	Consolidated
	December 31, 2023 US$	December 31, 2022 US$
Interest in associate	-	175,507
Due from an associate company, net	545,128	476,815
Provision for associate	(545,128)	-
	-	652,322

The following information contains only the particulars of a material associate, which is unlisted corporate entity whose quoted market price is not available:

Name of Associates	Country of Incorporation	Principal Activities	Paid Up Capital		Percentage Owned
					2023	2022
Greifenberg Digital Limited	Canada	Investment holding	US$	2,087,000	23.96% (Direct)	23.96% (Direct)

Summarised financial information in respect of the Group’s associate company is set out below. The summarised financial information below represents amounts in associate’ financial statements prepared in accordance with IFRS Accounting Standard.

As at 31 December	2023	2022
	US$	US$
Current assets	183,761	85,420
Non-current assets	1,472,254	1,656,298
Current liabilities	(1,342,231)	(983,596)
Net assets	313,784	758,122

Group share of net assets	23.96%	23.96%
Year ended 31 December	75,183	181,646

Revenues, net	370,000	90,000
Loss after tax	(444,347)	(865,548)

Other than as disclosed in Note 29(b), the non-trade amounts due from associate is unsecured, 5% interest bearing and repayable on demand.